Condensed Consolidated Statements of Changes in Shareholders' Equity (Deficit) (Unaudited) - EUR (€) € in Thousands	Total	Ordinary Shares	Share Premium	Treasury Shares	Other Capital Reserve	Retained Earnings	Cumulative translation adjustment	Cash flow hedge reserve
Equity at beginning of period at Sep. 30, 2022	€ 2,357,818	€ 182,721	€ 1,894,384			€ 150,954	€ 129,759
Number of units or Shares outstanding at Sep. 30, 2022		182,721,369
Net profit	103,309					103,309
Other comprehensive income (loss)	(106,561)						(106,927)	€ 366
Total comprehensive income (loss)	(3,252)					103,309	(106,927)	366
Equity-settled share-based compensation expense	18,085				€ 18,085
Equity at end of period at Jun. 30, 2023	2,372,651	€ 182,721	1,894,384		18,085	254,263	22,832	366
Number of units or Shares outstanding at Jun. 30, 2023		182,721,369
Equity at beginning of period at Sep. 30, 2023	2,400,589	€ 182,721	1,894,384		65,394	225,976	32,459	(345)
Number of units or Shares outstanding at Sep. 30, 2023		182,721,369
Net profit	139,137					139,137
Other comprehensive income (loss)	(5,550)						(5,895)	345
Total comprehensive income (loss)	133,587					139,137	(5,895)	€ 345
Equity-settled share-based compensation expense	3,647				3,647
Conversion to no par value ordinary shares		€ (182,721)	182,721
Shares re-purchased in consideration of Tax Receivable Agreement	(343,645)			€ (343,645)
Shares re-purchased in consideration of Tax Receivable Agreement, shares		(5,648,465)
Issuance of share capital, net (of transaction costs)	447,044		447,044
Issuance of share capital, net (of transaction costs), shares		10,752,688
Issuance of ordinary shares related to vesting of RSUs			121		(121)
Issuance of ordinary shares related to vesting of RSUs, shares		3,610
Equity at end of period at Jun. 30, 2024	€ 2,641,222		€ 2,524,270	€ (343,645)	€ 68,920	€ 365,113	€ 26,564
Number of units or Shares outstanding at Jun. 30, 2024		187,829,202